Related Party Transactions (Details Narrative) - USD ($)	Apr. 30, 2021	Apr. 30, 2020
Outstanding notes payable	$ 6,220,000	$ 2,100,000
Accrued interest - related party	747,636	138,967
Due to related parties	0	377,106
Related Party [Member]
Recognized net sales	615,584	$ 0
Accounts receivable	$ 86,956